Equity (Details) - USD ($)	Mar. 14, 2024	Dec. 31, 2025	Apr. 23, 2025	Dec. 31, 2024	Mar. 18, 2024	Dec. 31, 2023
Equity [Line Items]
Original authorized share capital amount (in Dollars)		$ 50,000
Shares authorized	50,000
Reduce number of shares	4,650,000,000
Option Shares [Member]
Equity [Line Items]
Ordinary shares issued			187,500
Ordinary shares [Member]
Equity [Line Items]
Ordinary shares issued		1
Ordinary Shares outstanding		1
Ordinary shares [Member] | British Virgin Islands [Member]
Equity [Line Items]
Ordinary shares issued		50,000
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares issued		6,674,356
Ordinary Shares outstanding		6,674,356
Shares authorized		250,000,000		250,000,000
Par value (in Dollars per share)		$ 0.00001		$ 0.00001
Class A Ordinary Shares [Member] | Board of Member [Member]
Equity [Line Items]
Ordinary shares issued					20,788,886
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares issued		20,311,112		20,888,886
Ordinary Shares outstanding		20,311,112		20,888,886		100,000
Shares authorized		100,000,000		100,000,000
Par value (in Dollars per share)		$ 0.00001		$ 0.00001
Class B Ordinary Shares [Member] | Board of Member [Member]
Equity [Line Items]
Ordinary shares issued					0.00001
Class B Ordinary Shares [Member] | Executive Officers [Member]
Equity [Line Items]
Ordinary shares issued				20,888,886
Sub-divided [Member]
Equity [Line Items]
Shares authorized	50,000
Sub-divided	5,000,000,000
Par value (in Dollars per share)	$ 0.00001
Re-Designated [Member]
Equity [Line Items]
Par value (in Dollars per share)	$ 0.00001
Reduce number of shares	350,000,000
Reclassified [Member] | Option Shares [Member]
Equity [Line Items]
Ordinary shares issued		1
Reclassified [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares issued	250,000,000
Par value (in Dollars per share)	$ 0.00001
Voting rights	one
Reclassified [Member] | Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares issued	100,000,000	1
Par value (in Dollars per share)	$ 0.00001